Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	175,078,548.93	15,842
Yield Supplement Overcollateralization Amount 05/31/22	4,831,368.48	0
Receivables Balance 05/31/22	179,909,917.41	15,842
Principal Payments	10,260,486.69	325
Defaulted Receivables	99,305.73	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	4,401,745.22	0
Pool Balance at 06/30/22	165,148,379.77	15,511

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.26%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	1,975,438.30	126
Past Due 61-90 days	686,110.54	43
Past Due 91-120 days	45,248.88	4
Past Due 121+ days	0.00	0
Total	2,706,797.72	173

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	70,445.57
Aggregate Net Losses/(Gains) - June 2022	28,860.16
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.19%
Prior Net Losses/(Gains) Ratio	-0.26%
Second Prior Net Losses/(Gains) Ratio	-0.28%
Third Prior Net Losses/(Gains) Ratio	-0.29%
Four Month Average	-0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	4.01%
Weighted Average Contract Rate, Yield Adjusted	6.52%
Weighted Average Remaining Term	27.13

Flow of Funds	$ Amount
Collections	10,925,311.59
Investment Earnings on Cash Accounts	2,448.95
Servicing Fee	(149,924.93)
Transfer to Collection Account	-
Available Funds	10,777,835.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	324,466.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,738,828.18
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	390,568.03
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	10,777,835.61
Servicing Fee	149,924.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	169,887,207.95
Principal Paid	9,930,169.16
Note Balance @ 07/15/22	159,957,038.79

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-3
Note Balance @ 06/15/22	40,217,207.95
Principal Paid	9,930,169.16
Note Balance @ 07/15/22	30,287,038.79
Note Factor @ 07/15/22	8.7282533%

Class A-4
Note Balance @ 06/15/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	82,950,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	31,150,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	15,570,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	457,098.42
Total Principal Paid	9,930,169.16
Total Paid	10,387,267.58

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	101,883.59
Principal Paid	9,930,169.16
Total Paid to A-3 Holders	10,032,052.75

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4413553
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5881595
Total Distribution Amount	10.0295148

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2936127
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.6172022
Total A-3 Distribution Amount	28.9108149

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	477.22
Noteholders' Principal Distributable Amount	522.78

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	2,595,670.49
Investment Earnings	2,220.37
Investment Earnings Paid	(2,220.37)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$697,813.85	$384,229.06	$597,273.44
Number of Extensions	45	24	37
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.20%	0.30%